Shareholder Report	12 Months Ended
	Dec. 31, 2025 USD ($) Holding	Dec. 31, 2024
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Vanguard Index Funds
Entity Central Index Key	0000036405
Entity Investment Company Type	N-1A
Document Period End Date	Dec. 31, 2025
Shareholder Report Annual or Semi-Annual	Annual Shareholder Report
C000007773
Shareholder Report [Line Items]
Fund Name	500 Index Fund
Class Name	Investor Shares
Trading Symbol	VFINX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard 500 Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$15	0.14%

Expenses Paid, Amount	$ 15
Expense Ratio, Percent	0.14%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  All 11 of the benchmark’s industry sectors recorded positive returns for the 12 months. Information technology—with the largest weighting and a strong return—contributed most to the benchmark’s return. Communication services and financials were also among the top performers.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	S&P 500 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2016	$10,131	$10,135	$10,091
2016	$10,376	$10,384	$10,355
2016	$10,773	$10,784	$10,815
2016	$11,182	$11,196	$11,262
2017	$11,856	$11,875	$11,914
2017	$12,217	$12,242	$12,273
2017	$12,761	$12,790	$12,833
2017	$13,605	$13,640	$13,645
2018	$13,496	$13,537	$13,563
2018	$13,955	$14,002	$14,088
2018	$15,025	$15,081	$15,089
2018	$12,989	$13,042	$12,923
2019	$14,758	$14,822	$14,737
2019	$15,388	$15,460	$15,339
2019	$15,645	$15,723	$15,514
2019	$17,058	$17,149	$16,916
2020	$13,709	$13,788	$13,370
2020	$16,521	$16,620	$16,323
2020	$17,991	$18,105	$17,804
2020	$20,171	$20,304	$20,432
2021	$21,411	$21,558	$21,750
2021	$23,233	$23,401	$23,553
2021	$23,360	$23,537	$23,525
2021	$25,926	$26,132	$25,675
2022	$24,725	$24,931	$24,289
2022	$20,736	$20,916	$20,199
2022	$19,717	$19,895	$19,277
2022	$21,200	$21,399	$20,661
2023	$22,781	$23,004	$22,158
2023	$24,764	$25,015	$24,017
2023	$23,945	$24,196	$23,227
2023	$26,735	$27,025	$26,045
2024	$29,547	$29,878	$28,661
2024	$30,802	$31,157	$29,590
2024	$32,603	$32,992	$31,412
2024	$33,377	$33,786	$32,263
2025	$31,940	$32,343	$30,692
2025	$35,423	$35,882	$34,095
2025	$38,286	$38,797	$36,897
2025	$39,289	$39,827	$37,765

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	17.71%	14.26%	14.66%
S&P 500 Index	17.88%	14.42%	14.82%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 1,480,375,000,000
Holdings Count | Holding	517
Advisory Fees Paid, Amount	$ 27,060,000
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$1,480,375
Number of Portfolio Holdings	517
Portfolio Turnover Rate	2%
Total Investment Advisory Fees (in thousands)	$27,060

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Communication Services	10.6%
Consumer Discretionary	10.4%
Consumer Staples	4.7%
Energy	2.8%
Financials	13.2%
Health Care	9.6%
Industrials	8.2%
Information Technology	34.4%
Materials	1.8%
Real Estate	1.8%
Utilities	2.3%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000092055
Shareholder Report [Line Items]
Fund Name	500 Index Fund
Class Name	ETF Shares
Trading Symbol	VOO
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard 500 Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$3	0.03%

Expenses Paid, Amount	$ 3
Expense Ratio, Percent	0.03%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  All 11 of the benchmark’s industry sectors recorded positive returns for the 12 months. Information technology—with the largest weighting and a strong return—contributed most to the benchmark’s return. Communication services and financials were also among the top performers.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	S&P 500 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2016	$10,134	$10,135	$10,091
2016	$10,381	$10,384	$10,355
2016	$10,781	$10,784	$10,815
2016	$11,193	$11,196	$11,262
2017	$11,870	$11,875	$11,914
2017	$12,235	$12,242	$12,273
2017	$12,783	$12,790	$12,833
2017	$13,631	$13,640	$13,645
2018	$13,525	$13,537	$13,563
2018	$13,988	$14,002	$14,088
2018	$15,065	$15,081	$15,089
2018	$13,029	$13,042	$12,923
2019	$14,806	$14,822	$14,737
2019	$15,442	$15,460	$15,339
2019	$15,705	$15,723	$15,514
2019	$17,128	$17,149	$16,916
2020	$13,766	$13,788	$13,370
2020	$16,593	$16,620	$16,323
2020	$18,074	$18,105	$17,804
2020	$20,270	$20,304	$20,432
2021	$21,521	$21,558	$21,750
2021	$23,359	$23,401	$23,553
2021	$23,492	$23,537	$23,525
2021	$26,079	$26,132	$25,675
2022	$24,876	$24,931	$24,289
2022	$20,869	$20,916	$20,199
2022	$19,847	$19,895	$19,277
2022	$21,346	$21,399	$20,661
2023	$22,943	$23,004	$22,158
2023	$24,947	$25,015	$24,017
2023	$24,128	$24,196	$23,227
2023	$26,949	$27,025	$26,045
2024	$29,791	$29,878	$28,661
2024	$31,064	$31,157	$29,590
2024	$32,890	$32,992	$31,412
2024	$33,680	$33,786	$32,263
2025	$32,239	$32,343	$30,692
2025	$35,764	$35,882	$34,095
2025	$38,666	$38,797	$36,897
2025	$39,690	$39,827	$37,765

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	17.84%	14.38%	14.78%
ETF Shares Market Price	17.82%	14.38%	14.78%
S&P 500 Index	17.88%	14.42%	14.82%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 1,480,375,000,000
Holdings Count | Holding	517
Advisory Fees Paid, Amount	$ 27,060,000
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$1,480,375
Number of Portfolio Holdings	517
Portfolio Turnover Rate	2%
Total Investment Advisory Fees (in thousands)	$27,060

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Communication Services	10.6%
Consumer Discretionary	10.4%
Consumer Staples	4.7%
Energy	2.8%
Financials	13.2%
Health Care	9.6%
Industrials	8.2%
Information Technology	34.4%
Materials	1.8%
Real Estate	1.8%
Utilities	2.3%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007774
Shareholder Report [Line Items]
Fund Name	500 Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VFIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard 500 Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  All 11 of the benchmark’s industry sectors recorded positive returns for the 12 months. Information technology—with the largest weighting and a strong return—contributed most to the benchmark’s return. Communication services and financials were also among the top performers.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	S&P 500 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2016	$10,134	$10,135	$10,091
2016	$10,382	$10,384	$10,355
2016	$10,781	$10,784	$10,815
2016	$11,193	$11,196	$11,262
2017	$11,870	$11,875	$11,914
2017	$12,235	$12,242	$12,273
2017	$12,783	$12,790	$12,833
2017	$13,631	$13,640	$13,645
2018	$13,526	$13,537	$13,563
2018	$13,989	$14,002	$14,088
2018	$15,066	$15,081	$15,089
2018	$13,028	$13,042	$12,923
2019	$14,805	$14,822	$14,737
2019	$15,441	$15,460	$15,339
2019	$15,703	$15,723	$15,514
2019	$17,125	$17,149	$16,916
2020	$13,767	$13,788	$13,370
2020	$16,595	$16,620	$16,323
2020	$18,075	$18,105	$17,804
2020	$20,271	$20,304	$20,432
2021	$21,523	$21,558	$21,750
2021	$23,360	$23,401	$23,553
2021	$23,493	$23,537	$23,525
2021	$26,081	$26,132	$25,675
2022	$24,879	$24,931	$24,289
2022	$20,871	$20,916	$20,199
2022	$19,850	$19,895	$19,277
2022	$21,348	$21,399	$20,661
2023	$22,946	$23,004	$22,158
2023	$24,949	$25,015	$24,017
2023	$24,130	$24,196	$23,227
2023	$26,949	$27,025	$26,045
2024	$29,790	$29,878	$28,661
2024	$31,063	$31,157	$29,590
2024	$32,888	$32,992	$31,412
2024	$33,677	$33,786	$32,263
2025	$32,235	$32,343	$30,692
2025	$35,759	$35,882	$34,095
2025	$38,660	$38,797	$36,897
2025	$39,682	$39,827	$37,765

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	17.83%	14.38%	14.78%
S&P 500 Index	17.88%	14.42%	14.82%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 1,480,375,000,000
Holdings Count | Holding	517
Advisory Fees Paid, Amount	$ 27,060,000
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$1,480,375
Number of Portfolio Holdings	517
Portfolio Turnover Rate	2%
Total Investment Advisory Fees (in thousands)	$27,060

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Communication Services	10.6%
Consumer Discretionary	10.4%
Consumer Staples	4.7%
Energy	2.8%
Financials	13.2%
Health Care	9.6%
Industrials	8.2%
Information Technology	34.4%
Materials	1.8%
Real Estate	1.8%
Utilities	2.3%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000170274
Shareholder Report [Line Items]
Fund Name	500 Index Fund
Class Name	Institutional Select Shares
Trading Symbol	VFFSX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard 500 Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Select Shares	$1	0.01%

Expenses Paid, Amount	$ 1
Expense Ratio, Percent	0.01%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  All 11 of the benchmark’s industry sectors recorded positive returns for the 12 months. Information technology—with the largest weighting and a strong return—contributed most to the benchmark’s return. Communication services and financials were also among the top performers.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Select Share Class	S&P 500 Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
6/24/16	$5,000,000,000	$5,000,000,000	$5,000,000,000
6/30/16	$5,152,656,423	$5,152,577,879	$5,147,526,005
9/30/16	$5,351,187,741	$5,351,059,644	$5,375,816,703
12/31/16	$5,556,006,018	$5,555,696,904	$5,598,236,535
3/31/17	$5,892,894,070	$5,892,712,361	$5,922,524,381
6/30/17	$6,074,753,290	$6,074,688,823	$6,100,664,780
9/30/17	$6,347,363,071	$6,346,856,796	$6,379,289,163
12/31/17	$6,769,029,785	$6,768,592,456	$6,782,952,897
3/31/18	$6,717,278,809	$6,717,209,557	$6,741,940,992
6/30/18	$6,947,757,117	$6,947,870,304	$7,003,081,023
9/30/18	$7,482,903,724	$7,483,604,398	$7,500,775,615
12/31/18	$6,471,250,501	$6,471,833,716	$6,423,697,564
3/31/19	$7,354,824,829	$7,355,108,910	$7,325,617,960
6/30/19	$7,671,344,837	$7,671,660,236	$7,625,109,507
9/30/19	$7,801,522,865	$7,801,946,815	$7,711,778,735
12/31/19	$8,509,172,295	$8,509,582,474	$8,408,617,168
3/31/20	$6,840,975,216	$6,841,875,118	$6,646,103,521
6/30/20	$8,246,765,462	$8,247,419,786	$8,114,140,460
9/30/20	$8,983,316,644	$8,983,867,536	$8,850,466,588
12/31/20	$10,074,899,875	$10,075,241,770	$10,156,825,684
3/31/21	$10,697,837,957	$10,697,385,154	$10,811,806,098
6/30/21	$11,612,520,867	$11,611,886,545	$11,707,876,485
9/30/21	$11,679,484,952	$11,679,473,268	$11,694,013,568
12/31/21	$12,966,880,998	$12,967,381,916	$12,762,816,558
3/31/22	$12,369,716,273	$12,371,075,462	$12,073,696,590
6/30/22	$10,377,912,168	$10,379,193,451	$10,040,888,900
9/30/22	$9,870,672,629	$9,872,419,381	$9,582,695,685
12/31/22	$10,616,603,624	$10,618,876,858	$10,270,354,382
3/31/23	$11,412,417,469	$11,414,983,990	$11,014,354,644
6/30/23	$12,409,716,259	$12,412,896,177	$11,938,732,090
9/30/23	$12,003,083,172	$12,006,570,925	$11,545,986,839
12/31/23	$13,406,371,682	$13,410,327,659	$12,946,697,507
3/31/24	$14,820,903,365	$14,825,911,958	$14,247,286,498
6/30/24	$15,455,416,802	$15,461,022,779	$14,708,800,136
9/30/24	$16,364,579,247	$16,371,147,757	$15,614,812,637
12/31/24	$16,758,463,258	$16,765,554,148	$16,037,724,646
3/31/25	$16,042,005,462	$16,049,300,652	$15,256,771,746
6/30/25	$17,797,409,609	$17,805,478,780	$16,948,409,929
9/30/25	$19,242,332,122	$19,252,089,089	$18,341,082,513
12/31/25	$19,752,131,312	$19,763,234,002	$18,772,886,985

Average Annual Return [Table Text Block]
	1 Year	5 Years	Since Inception 6/24/16
Institutional Select Share Class	17.86%	14.41%	15.53%
S&P 500 Index	17.88%	14.42%	15.53%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.91%

Performance Inception Date	Jun. 24, 2016
No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 1,480,375,000,000
Holdings Count | Holding	517
Advisory Fees Paid, Amount	$ 27,060,000
InvestmentCompanyPortfolioTurnover	2.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$1,480,375
Number of Portfolio Holdings	517
Portfolio Turnover Rate	2%
Total Investment Advisory Fees (in thousands)	$27,060

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Communication Services	10.6%
Consumer Discretionary	10.4%
Consumer Staples	4.7%
Energy	2.8%
Financials	13.2%
Health Care	9.6%
Industrials	8.2%
Information Technology	34.4%
Materials	1.8%
Real Estate	1.8%
Utilities	2.3%
Other Assets and Liabilities—Net	0.2%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007775
Shareholder Report [Line Items]
Fund Name	Value Index Fund
Class Name	Investor Shares
Trading Symbol	VIVAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Value Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$18	0.17%

Expenses Paid, Amount	$ 18
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  All of the benchmark’s 11 industry sectors posted positive returns. Financials, technology, and industrials contributed most to the benchmark’s return.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	CRSP US Large Cap Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2016	$10,160	$10,166	$10,091
2016	$10,543	$10,553	$10,355
2016	$10,860	$10,874	$10,815
2016	$11,675	$11,693	$11,262
2017	$12,051	$12,076	$11,914
2017	$12,267	$12,297	$12,273
2017	$12,773	$12,806	$12,833
2017	$13,658	$13,699	$13,645
2018	$13,338	$13,385	$13,563
2018	$13,500	$13,554	$14,088
2018	$14,488	$14,546	$15,089
2018	$12,900	$12,959	$12,923
2019	$14,284	$14,354	$14,737
2019	$14,821	$14,898	$15,339
2019	$14,981	$15,066	$15,514
2019	$16,212	$16,309	$16,916
2020	$12,159	$12,231	$13,370
2020	$13,702	$13,788	$16,323
2020	$14,467	$14,563	$17,804
2020	$16,565	$16,678	$20,432
2021	$18,376	$18,511	$21,750
2021	$19,335	$19,484	$23,553
2021	$19,144	$19,300	$23,525
2021	$20,923	$21,101	$25,675
2022	$21,125	$21,311	$24,289
2022	$18,948	$19,123	$20,199
2022	$17,855	$18,029	$19,277
2022	$20,467	$20,676	$20,661
2023	$20,259	$20,468	$22,158
2023	$20,975	$21,200	$24,017
2023	$20,477	$20,707	$23,227
2023	$22,330	$22,572	$26,045
2024	$24,501	$24,773	$28,661
2024	$24,264	$24,542	$29,590
2024	$26,542	$26,859	$31,412
2024	$25,868	$26,184	$32,263
2025	$26,538	$26,876	$30,692
2025	$27,300	$27,653	$34,095
2025	$28,937	$29,326	$36,897
2025	$29,780	$30,193	$37,765

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	15.12%	12.45%	11.53%
CRSP US Large Cap Value Index	15.31%	12.60%	11.68%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 217,772,000,000
Holdings Count | Holding	321
Advisory Fees Paid, Amount	$ 4,064,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$217,772
Number of Portfolio Holdings	321
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$4,064

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Basic Materials	2.2%
Consumer Discretionary	9.0%
Consumer Staples	8.0%
Energy	6.6%
Financials	22.9%
Health Care	14.8%
Industrials	16.5%
Real Estate	2.7%
Technology	7.8%
Telecommunications	3.4%
Utilities	5.7%
Other Assets and Liabilities—Net	0.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007778
Shareholder Report [Line Items]
Fund Name	Value Index Fund
Class Name	ETF Shares
Trading Symbol	VTV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Value Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  All of the benchmark’s 11 industry sectors posted positive returns. Financials, technology, and industrials contributed most to the benchmark’s return.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	CRSP US Large Cap Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2016	$10,164	$10,166	$10,091
2016	$10,549	$10,553	$10,355
2016	$10,872	$10,874	$10,815
2016	$11,688	$11,693	$11,262
2017	$12,070	$12,076	$11,914
2017	$12,290	$12,297	$12,273
2017	$12,799	$12,806	$12,833
2017	$13,690	$13,699	$13,645
2018	$13,377	$13,385	$13,563
2018	$13,544	$13,554	$14,088
2018	$14,538	$14,546	$15,089
2018	$12,952	$12,959	$12,923
2019	$14,347	$14,354	$14,737
2019	$14,890	$14,898	$15,339
2019	$15,057	$15,066	$15,514
2019	$16,300	$16,309	$16,916
2020	$12,220	$12,231	$13,370
2020	$13,777	$13,788	$16,323
2020	$14,550	$14,563	$17,804
2020	$16,664	$16,678	$20,432
2021	$18,492	$18,511	$21,750
2021	$19,463	$19,484	$23,553
2021	$19,277	$19,300	$23,525
2021	$21,074	$21,101	$25,675
2022	$21,283	$21,311	$24,289
2022	$19,095	$19,123	$20,199
2022	$18,002	$18,029	$19,277
2022	$20,643	$20,676	$20,661
2023	$20,439	$20,468	$22,158
2023	$21,169	$21,200	$24,017
2023	$20,678	$20,707	$23,227
2023	$22,554	$22,572	$26,045
2024	$24,756	$24,773	$28,661
2024	$24,525	$24,542	$29,590
2024	$26,836	$26,859	$31,412
2024	$26,163	$26,184	$32,263
2025	$26,849	$26,876	$30,692
2025	$27,627	$27,653	$34,095
2025	$29,296	$29,326	$36,897
2025	$30,159	$30,193	$37,765

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	15.27%	12.60%	11.67%
ETF Shares Market Price	15.26%	12.59%	11.67%
CRSP US Large Cap Value Index	15.31%	12.60%	11.68%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Dec. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 217,772,000,000
Holdings Count | Holding	321
Advisory Fees Paid, Amount	$ 4,064,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$217,772
Number of Portfolio Holdings	321
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$4,064

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Basic Materials	2.2%
Consumer Discretionary	9.0%
Consumer Staples	8.0%
Energy	6.6%
Financials	22.9%
Health Care	14.8%
Industrials	16.5%
Real Estate	2.7%
Technology	7.8%
Telecommunications	3.4%
Utilities	5.7%
Other Assets and Liabilities—Net	0.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007776
Shareholder Report [Line Items]
Fund Name	Value Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VVIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Value Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  All of the benchmark’s 11 industry sectors posted positive returns. Financials, technology, and industrials contributed most to the benchmark’s return.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	CRSP US Large Cap Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2016	$10,163	$10,166	$10,091
2016	$10,550	$10,553	$10,355
2016	$10,870	$10,874	$10,815
2016	$11,686	$11,693	$11,262
2017	$12,067	$12,076	$11,914
2017	$12,286	$12,297	$12,273
2017	$12,797	$12,806	$12,833
2017	$13,688	$13,699	$13,645
2018	$13,371	$13,385	$13,563
2018	$13,542	$13,554	$14,088
2018	$14,533	$14,546	$15,089
2018	$12,945	$12,959	$12,923
2019	$14,338	$14,354	$14,737
2019	$14,879	$14,898	$15,339
2019	$15,048	$15,066	$15,514
2019	$16,287	$16,309	$16,916
2020	$12,219	$12,231	$13,370
2020	$13,774	$13,788	$16,323
2020	$14,548	$14,563	$17,804
2020	$16,660	$16,678	$20,432
2021	$18,491	$18,511	$21,750
2021	$19,462	$19,484	$23,553
2021	$19,276	$19,300	$23,525
2021	$21,074	$21,101	$25,675
2022	$21,282	$21,311	$24,289
2022	$19,092	$19,123	$20,199
2022	$17,996	$18,029	$19,277
2022	$20,635	$20,676	$20,661
2023	$20,433	$20,468	$22,158
2023	$21,158	$21,200	$24,017
2023	$20,666	$20,707	$23,227
2023	$22,543	$22,572	$26,045
2024	$24,742	$24,773	$28,661
2024	$24,510	$24,542	$29,590
2024	$26,820	$26,859	$31,412
2024	$26,147	$26,184	$32,263
2025	$26,833	$26,876	$30,692
2025	$27,607	$27,653	$34,095
2025	$29,276	$29,326	$36,897
2025	$30,137	$30,193	$37,765

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	15.26%	12.59%	11.66%
CRSP US Large Cap Value Index	15.31%	12.60%	11.68%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 217,772,000,000
Holdings Count | Holding	321
Advisory Fees Paid, Amount	$ 4,064,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$217,772
Number of Portfolio Holdings	321
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$4,064

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Basic Materials	2.2%
Consumer Discretionary	9.0%
Consumer Staples	8.0%
Energy	6.6%
Financials	22.9%
Health Care	14.8%
Industrials	16.5%
Real Estate	2.7%
Technology	7.8%
Telecommunications	3.4%
Utilities	5.7%
Other Assets and Liabilities—Net	0.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007777
Shareholder Report [Line Items]
Fund Name	Value Index Fund
Class Name	Institutional Shares
Trading Symbol	VIVIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Value Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  All of the benchmark’s 11 industry sectors posted positive returns. Financials, technology, and industrials contributed most to the benchmark’s return.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	CRSP US Large Cap Value Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$5,000,000	$5,000,000	$5,000,000
2016	$5,081,710	$5,082,823	$5,045,710
2016	$5,273,393	$5,276,486	$5,177,623
2016	$5,433,891	$5,437,057	$5,407,249
2016	$5,843,623	$5,846,388	$5,630,969
2017	$6,033,968	$6,037,950	$5,957,153
2017	$6,144,037	$6,148,595	$6,136,335
2017	$6,399,598	$6,402,938	$6,416,589
2017	$6,845,415	$6,849,456	$6,822,613
2018	$6,686,929	$6,692,566	$6,781,361
2018	$6,770,729	$6,776,990	$7,044,028
2018	$7,268,537	$7,273,103	$7,544,632
2018	$6,474,241	$6,479,577	$6,461,257
2019	$7,171,154	$7,176,751	$7,368,451
2019	$7,441,906	$7,448,948	$7,669,693
2019	$7,525,149	$7,532,977	$7,756,869
2019	$8,146,566	$8,154,660	$8,457,782
2020	$6,110,451	$6,115,255	$6,684,963
2020	$6,890,313	$6,893,929	$8,161,584
2020	$7,277,678	$7,281,505	$8,902,215
2020	$8,334,158	$8,339,231	$10,216,212
2021	$9,250,188	$9,255,712	$10,875,022
2021	$9,734,539	$9,741,834	$11,776,332
2021	$9,643,492	$9,649,853	$11,762,388
2021	$10,541,382	$10,550,361	$12,837,440
2022	$10,645,864	$10,655,453	$12,144,291
2022	$9,552,283	$9,561,549	$10,099,598
2022	$9,004,209	$9,014,336	$9,638,725
2022	$10,324,801	$10,337,911	$10,330,405
2023	$10,221,748	$10,234,134	$11,078,755
2023	$10,586,983	$10,599,894	$12,008,537
2023	$10,340,655	$10,353,309	$11,613,496
2023	$11,280,375	$11,285,908	$13,022,396
2024	$12,380,927	$12,386,610	$14,330,590
2024	$12,265,497	$12,271,114	$14,794,802
2024	$13,421,565	$13,429,285	$15,706,112
2024	$13,082,926	$13,092,106	$16,131,497
2025	$13,426,663	$13,437,783	$15,345,977
2025	$13,816,448	$13,826,510	$17,047,507
2025	$14,649,888	$14,662,805	$18,448,322
2025	$15,083,495	$15,096,295	$18,882,651

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	15.29%	12.60%	11.67%
CRSP US Large Cap Value Index	15.31%	12.60%	11.68%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Dec. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 217,772,000,000
Holdings Count | Holding	321
Advisory Fees Paid, Amount	$ 4,064,000
InvestmentCompanyPortfolioTurnover	8.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$217,772
Number of Portfolio Holdings	321
Portfolio Turnover Rate	8%
Total Investment Advisory Fees (in thousands)	$4,064

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Basic Materials	2.2%
Consumer Discretionary	9.0%
Consumer Staples	8.0%
Energy	6.6%
Financials	22.9%
Health Care	14.8%
Industrials	16.5%
Real Estate	2.7%
Technology	7.8%
Telecommunications	3.4%
Utilities	5.7%
Other Assets and Liabilities—Net	0.4%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was reduced.

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007783
Shareholder Report [Line Items]
Fund Name	Growth Index Fund
Class Name	Investor Shares
Trading Symbol	VIGRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Growth Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$19	0.17%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  Each of the index's 11 industry sectors posted positive returns for the 12 months. Technology, consumer discretionary, and industrials contributed the most to the index's return.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	CRSP US Large Cap Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2016	$10,031	$10,036	$10,091
2016	$10,129	$10,139	$10,355
2016	$10,647	$10,661	$10,815
2016	$10,599	$10,616	$11,262
2017	$11,613	$11,637	$11,914
2017	$12,155	$12,186	$12,273
2017	$12,741	$12,778	$12,833
2017	$13,530	$13,573	$13,645
2018	$13,684	$13,735	$13,563
2018	$14,488	$14,546	$14,088
2018	$15,612	$15,678	$15,089
2018	$13,061	$13,119	$12,923
2019	$15,263	$15,339	$14,737
2019	$15,982	$16,068	$15,339
2019	$16,297	$16,391	$15,514
2019	$17,905	$18,015	$16,916
2020	$15,440	$15,543	$13,370
2020	$19,919	$20,060	$16,323
2020	$22,501	$22,671	$17,804
2020	$25,069	$25,269	$20,432
2021	$25,437	$25,649	$21,750
2021	$28,403	$28,651	$23,553
2021	$28,785	$29,048	$23,525
2021	$31,863	$32,167	$25,675
2022	$28,576	$28,860	$24,289
2022	$22,164	$22,390	$20,199
2022	$21,316	$21,543	$19,277
2022	$21,277	$21,511	$20,661
2023	$24,941	$25,226	$22,158
2023	$28,327	$28,665	$24,017
2023	$27,272	$27,609	$23,227
2023	$31,192	$31,591	$26,045
2024	$34,582	$35,039	$28,661
2024	$37,566	$38,080	$29,590
2024	$38,650	$39,195	$31,412
2024	$41,331	$41,932	$32,263
2025	$37,392	$37,949	$30,692
2025	$44,244	$44,925	$34,095
2025	$48,462	$49,224	$36,897
2025	$49,303	$50,099	$37,765

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	19.29%	14.48%	17.30%
CRSP US Large Cap Growth Index	19.48%	14.67%	17.49%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 352,324,000,000
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 6,139,000
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$352,324
Number of Portfolio Holdings	155
Portfolio Turnover Rate	12%
Total Investment Advisory Fees (in thousands)	$6,139

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Basic Materials	0.4%
Consumer Discretionary	16.0%
Consumer Staples	0.2%
Energy	0.4%
Financials	2.4%
Health Care	5.5%
Industrials	7.3%
Real Estate	1.1%
Technology	65.8%
Telecommunications	0.7%
Utilities	0.1%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007786
Shareholder Report [Line Items]
Fund Name	Growth Index Fund
Class Name	ETF Shares
Trading Symbol	VUG
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Growth Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  Each of the index's 11 industry sectors posted positive returns for the 12 months. Technology, consumer discretionary, and industrials contributed the most to the index's return.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	CRSP US Large Cap Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2016	$10,034	$10,036	$10,091
2016	$10,136	$10,139	$10,355
2016	$10,657	$10,661	$10,815
2016	$10,613	$10,616	$11,262
2017	$11,632	$11,637	$11,914
2017	$12,179	$12,186	$12,273
2017	$12,770	$12,778	$12,833
2017	$13,563	$13,573	$13,645
2018	$13,724	$13,735	$13,563
2018	$14,534	$14,546	$14,088
2018	$15,665	$15,678	$15,089
2018	$13,113	$13,119	$12,923
2019	$15,329	$15,339	$14,737
2019	$16,056	$16,068	$15,339
2019	$16,377	$16,391	$15,514
2019	$17,998	$18,015	$16,916
2020	$15,525	$15,543	$13,370
2020	$20,033	$20,060	$16,323
2020	$22,637	$22,671	$17,804
2020	$25,227	$25,269	$20,432
2021	$25,606	$25,649	$21,750
2021	$28,600	$28,651	$23,553
2021	$28,995	$29,048	$23,525
2021	$32,106	$32,167	$25,675
2022	$28,804	$28,860	$24,289
2022	$22,346	$22,390	$20,199
2022	$21,499	$21,543	$19,277
2022	$21,469	$21,511	$20,661
2023	$25,172	$25,226	$22,158
2023	$28,599	$28,665	$24,017
2023	$27,545	$27,609	$23,227
2023	$31,513	$31,591	$26,045
2024	$34,949	$35,039	$28,661
2024	$37,977	$38,080	$29,590
2024	$39,087	$39,195	$31,412
2024	$41,812	$41,932	$32,263
2025	$37,839	$37,949	$30,692
2025	$44,787	$44,925	$34,095
2025	$49,072	$49,224	$36,897
2025	$49,940	$50,099	$37,765

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	19.44%	14.63%	17.45%
ETF Shares Market Price	19.40%	14.62%	17.45%
CRSP US Large Cap Growth Index	19.48%	14.67%	17.49%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Dec. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 352,324,000,000
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 6,139,000
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$352,324
Number of Portfolio Holdings	155
Portfolio Turnover Rate	12%
Total Investment Advisory Fees (in thousands)	$6,139

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Basic Materials	0.4%
Consumer Discretionary	16.0%
Consumer Staples	0.2%
Energy	0.4%
Financials	2.4%
Health Care	5.5%
Industrials	7.3%
Real Estate	1.1%
Technology	65.8%
Telecommunications	0.7%
Utilities	0.1%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007784
Shareholder Report [Line Items]
Fund Name	Growth Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VIGAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Growth Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  Each of the index's 11 industry sectors posted positive returns for the 12 months. Technology, consumer discretionary, and industrials contributed the most to the index's return.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	CRSP US Large Cap Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2016	$10,034	$10,036	$10,091
2016	$10,136	$10,139	$10,355
2016	$10,657	$10,661	$10,815
2016	$10,612	$10,616	$11,262
2017	$11,631	$11,637	$11,914
2017	$12,177	$12,186	$12,273
2017	$12,769	$12,778	$12,833
2017	$13,563	$13,573	$13,645
2018	$13,722	$13,735	$13,563
2018	$14,533	$14,546	$14,088
2018	$15,663	$15,678	$15,089
2018	$13,110	$13,119	$12,923
2019	$15,323	$15,339	$14,737
2019	$16,050	$16,068	$15,339
2019	$16,371	$16,391	$15,514
2019	$17,990	$18,015	$16,916
2020	$15,519	$15,543	$13,370
2020	$20,026	$20,060	$16,323
2020	$22,631	$22,671	$17,804
2020	$25,221	$25,269	$20,432
2021	$25,599	$25,649	$21,750
2021	$28,590	$28,651	$23,553
2021	$28,984	$29,048	$23,525
2021	$32,095	$32,167	$25,675
2022	$28,793	$28,860	$24,289
2022	$22,337	$22,390	$20,199
2022	$21,489	$21,543	$19,277
2022	$21,459	$21,511	$20,661
2023	$25,159	$25,226	$22,158
2023	$28,584	$28,665	$24,017
2023	$27,527	$27,609	$23,227
2023	$31,494	$31,591	$26,045
2024	$34,926	$35,039	$28,661
2024	$37,951	$38,080	$29,590
2024	$39,060	$39,195	$31,412
2024	$41,781	$41,932	$32,263
2025	$37,810	$37,949	$30,692
2025	$44,753	$44,925	$34,095
2025	$49,033	$49,224	$36,897
2025	$49,899	$50,099	$37,765

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	19.43%	14.62%	17.44%
CRSP US Large Cap Growth Index	19.48%	14.67%	17.49%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 352,324,000,000
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 6,139,000
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$352,324
Number of Portfolio Holdings	155
Portfolio Turnover Rate	12%
Total Investment Advisory Fees (in thousands)	$6,139

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Basic Materials	0.4%
Consumer Discretionary	16.0%
Consumer Staples	0.2%
Energy	0.4%
Financials	2.4%
Health Care	5.5%
Industrials	7.3%
Real Estate	1.1%
Technology	65.8%
Telecommunications	0.7%
Utilities	0.1%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007785
Shareholder Report [Line Items]
Fund Name	Growth Index Fund
Class Name	Institutional Shares
Trading Symbol	VIGIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Growth Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  Each of the index's 11 industry sectors posted positive returns for the 12 months. Technology, consumer discretionary, and industrials contributed the most to the index's return.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	CRSP US Large Cap Growth Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$5,000,000	$5,000,000	$5,000,000
2016	$5,017,263	$5,018,004	$5,045,710
2016	$5,068,411	$5,069,295	$5,177,623
2016	$5,328,932	$5,330,276	$5,407,249
2016	$5,306,695	$5,307,804	$5,630,969
2017	$5,816,811	$5,818,574	$5,957,153
2017	$6,089,442	$6,092,907	$6,136,335
2017	$6,385,216	$6,388,899	$6,416,589
2017	$6,782,716	$6,786,413	$6,822,613
2018	$6,863,366	$6,867,570	$6,781,361
2018	$7,267,865	$7,273,063	$7,044,028
2018	$7,834,520	$7,838,952	$7,544,632
2018	$6,556,654	$6,559,734	$6,461,257
2019	$7,664,570	$7,669,414	$7,368,451
2019	$8,028,505	$8,034,148	$7,669,693
2019	$8,188,420	$8,195,465	$7,756,869
2019	$8,999,549	$9,007,337	$8,457,782
2020	$7,763,804	$7,771,493	$6,684,963
2020	$10,018,343	$10,030,188	$8,161,584
2020	$11,320,827	$11,335,654	$8,902,215
2020	$12,617,218	$12,634,416	$10,216,212
2021	$12,805,828	$12,824,266	$10,875,022
2021	$14,303,655	$14,325,666	$11,776,332
2021	$14,501,065	$14,524,179	$11,762,388
2021	$16,057,484	$16,083,521	$12,837,440
2022	$14,405,253	$14,430,112	$12,144,291
2022	$11,176,459	$11,195,109	$10,099,598
2022	$10,752,587	$10,771,528	$9,638,725
2022	$10,736,580	$10,755,435	$10,330,405
2023	$12,589,118	$12,612,959	$11,078,755
2023	$14,302,246	$14,332,401	$12,008,537
2023	$13,774,959	$13,804,261	$11,613,496
2023	$15,759,273	$15,795,454	$13,022,396
2024	$17,477,973	$17,519,482	$14,330,590
2024	$18,992,167	$19,039,867	$14,794,802
2024	$19,547,508	$19,597,564	$15,706,112
2024	$20,909,685	$20,966,005	$16,131,497
2025	$18,923,039	$18,974,645	$15,345,977
2025	$22,398,144	$22,462,538	$17,047,507
2025	$24,540,767	$24,611,784	$18,448,322
2025	$24,974,426	$25,049,540	$18,882,651

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	19.44%	14.63%	17.45%
CRSP US Large Cap Growth Index	19.48%	14.67%	17.49%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Dec. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 352,324,000,000
Holdings Count | Holding	155
Advisory Fees Paid, Amount	$ 6,139,000
InvestmentCompanyPortfolioTurnover	12.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$352,324
Number of Portfolio Holdings	155
Portfolio Turnover Rate	12%
Total Investment Advisory Fees (in thousands)	$6,139

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Basic Materials	0.4%
Consumer Discretionary	16.0%
Consumer Staples	0.2%
Energy	0.4%
Financials	2.4%
Health Care	5.5%
Industrials	7.3%
Real Estate	1.1%
Technology	65.8%
Telecommunications	0.7%
Utilities	0.1%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was reduced.

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007787
Shareholder Report [Line Items]
Fund Name	Large-Cap Index Fund
Class Name	Investor Shares
Trading Symbol	VLACX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Large-Cap Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Investor Shares	$19	0.17%

Expenses Paid, Amount	$ 19
Expense Ratio, Percent	0.17%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  Each of the index’s 11 industry sectors posted positive returns for the 12 months. Technology, financials, and industrials contributed the most to the index’s return.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Investor Shares	CRSP US Large Cap Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2016	$10,095	$10,106	$10,091
2016	$10,340	$10,356	$10,355
2016	$10,754	$10,774	$10,815
2016	$11,150	$11,175	$11,262
2017	$11,835	$11,867	$11,914
2017	$12,209	$12,245	$12,273
2017	$12,751	$12,793	$12,833
2017	$13,591	$13,641	$13,645
2018	$13,495	$13,549	$13,563
2018	$13,953	$14,015	$14,088
2018	$15,002	$15,072	$15,089
2018	$12,967	$13,035	$12,923
2019	$14,747	$14,829	$14,737
2019	$15,374	$15,465	$15,339
2019	$15,607	$15,709	$15,514
2019	$17,017	$17,133	$16,916
2020	$13,708	$13,806	$13,370
2020	$16,638	$16,763	$16,323
2020	$18,248	$18,395	$17,804
2020	$20,571	$20,746	$20,432
2021	$21,731	$21,921	$21,750
2021	$23,629	$23,846	$23,553
2021	$23,708	$23,940	$23,525
2021	$26,098	$26,361	$25,675
2022	$24,696	$24,953	$24,289
2022	$20,538	$20,760	$20,199
2022	$19,556	$19,776	$19,277
2022	$20,935	$21,177	$20,661
2023	$22,545	$22,816	$22,158
2023	$24,533	$24,839	$24,017
2023	$23,772	$24,077	$23,227
2023	$26,611	$26,953	$26,045
2024	$29,363	$29,752	$28,661
2024	$30,616	$31,035	$29,590
2024	$32,374	$32,829	$31,412
2024	$33,250	$33,733	$32,263
2025	$31,777	$32,250	$30,692
2025	$35,392	$35,933	$34,095
2025	$38,285	$38,885	$36,897
2025	$39,220	$39,851	$37,765

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Investor Shares	17.96%	13.78%	14.64%
CRSP US Large Cap Index	18.14%	13.95%	14.83%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 67,179,000,000
Holdings Count | Holding	447
Advisory Fees Paid, Amount	$ 1,263,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$67,179
Number of Portfolio Holdings	447
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$1,263

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Basic Materials	1.1%
Consumer Discretionary	14.0%
Consumer Staples	3.4%
Energy	2.8%
Financials	10.8%
Health Care	9.2%
Industrials	10.8%
Real Estate	1.7%
Technology	41.9%
Telecommunications	1.8%
Utilities	2.4%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007790
Shareholder Report [Line Items]
Fund Name	Large-Cap Index Fund
Class Name	ETF Shares
Trading Symbol	VV
Security Exchange Name	NYSEArca
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Large-Cap Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)
Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
ETF Shares	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  Each of the index’s 11 industry sectors posted positive returns for the 12 months. Technology, financials, and industrials contributed the most to the index’s return.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	ETF Shares Net Asset Value	CRSP US Large Cap Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2016	$10,099	$10,106	$10,091
2016	$10,348	$10,356	$10,355
2016	$10,766	$10,774	$10,815
2016	$11,165	$11,175	$11,262
2017	$11,855	$11,867	$11,914
2017	$12,231	$12,245	$12,273
2017	$12,780	$12,793	$12,833
2017	$13,625	$13,641	$13,645
2018	$13,532	$13,549	$13,563
2018	$13,997	$14,015	$14,088
2018	$15,053	$15,072	$15,089
2018	$13,020	$13,035	$12,923
2019	$14,810	$14,829	$14,737
2019	$15,444	$15,465	$15,339
2019	$15,686	$15,709	$15,514
2019	$17,107	$17,133	$16,916
2020	$13,780	$13,806	$13,370
2020	$16,729	$16,763	$16,323
2020	$18,355	$18,395	$17,804
2020	$20,698	$20,746	$20,432
2021	$21,870	$21,921	$21,750
2021	$23,789	$23,846	$23,553
2021	$23,877	$23,940	$23,525
2021	$26,291	$26,361	$25,675
2022	$24,886	$24,953	$24,289
2022	$20,702	$20,760	$20,199
2022	$19,721	$19,776	$19,277
2022	$21,118	$21,177	$20,661
2023	$22,752	$22,816	$22,158
2023	$24,767	$24,839	$24,017
2023	$24,008	$24,077	$23,227
2023	$26,881	$26,953	$26,045
2024	$29,671	$29,752	$28,661
2024	$30,948	$31,035	$29,590
2024	$32,734	$32,829	$31,412
2024	$33,633	$33,733	$32,263
2025	$32,152	$32,250	$30,692
2025	$35,821	$35,933	$34,095
2025	$38,762	$38,885	$36,897
2025	$39,721	$39,851	$37,765

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
ETF Shares Net Asset Value	18.10%	13.92%	14.79%
ETF Shares Market Price	18.10%	13.91%	14.79%
CRSP US Large Cap Index	18.14%	13.95%	14.83%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Dec. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 67,179,000,000
Holdings Count | Holding	447
Advisory Fees Paid, Amount	$ 1,263,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$67,179
Number of Portfolio Holdings	447
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$1,263

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Basic Materials	1.1%
Consumer Discretionary	14.0%
Consumer Staples	3.4%
Energy	2.8%
Financials	10.8%
Health Care	9.2%
Industrials	10.8%
Real Estate	1.7%
Technology	41.9%
Telecommunications	1.8%
Utilities	2.4%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was reduced.

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, the expense ratio for the ETF Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007788
Shareholder Report [Line Items]
Fund Name	Large-Cap Index Fund
Class Name	Admiral™ Shares
Trading Symbol	VLCAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Large-Cap Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Admiral Shares	$5	0.05%

Expenses Paid, Amount	$ 5
Expense Ratio, Percent	0.05%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  Each of the index’s 11 industry sectors posted positive returns for the 12 months. Technology, financials, and industrials contributed the most to the index’s return.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Admiral Shares	CRSP US Large Cap Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$10,000	$10,000	$10,000
2016	$10,098	$10,106	$10,091
2016	$10,347	$10,356	$10,355
2016	$10,766	$10,774	$10,815
2016	$11,165	$11,175	$11,262
2017	$11,855	$11,867	$11,914
2017	$12,232	$12,245	$12,273
2017	$12,779	$12,793	$12,833
2017	$13,624	$13,641	$13,645
2018	$13,530	$13,549	$13,563
2018	$13,995	$14,015	$14,088
2018	$15,051	$15,072	$15,089
2018	$13,015	$13,035	$12,923
2019	$14,803	$14,829	$14,737
2019	$15,438	$15,465	$15,339
2019	$15,680	$15,709	$15,514
2019	$17,100	$17,133	$16,916
2020	$13,777	$13,806	$13,370
2020	$16,726	$16,763	$16,323
2020	$18,352	$18,395	$17,804
2020	$20,697	$20,746	$20,432
2021	$21,867	$21,921	$21,750
2021	$23,784	$23,846	$23,553
2021	$23,873	$23,940	$23,525
2021	$26,288	$26,361	$25,675
2022	$24,882	$24,953	$24,289
2022	$20,699	$20,760	$20,199
2022	$19,715	$19,776	$19,277
2022	$21,110	$21,177	$20,661
2023	$22,744	$22,816	$22,158
2023	$24,755	$24,839	$24,017
2023	$23,997	$24,077	$23,227
2023	$26,868	$26,953	$26,045
2024	$29,656	$29,752	$28,661
2024	$30,931	$31,035	$29,590
2024	$32,717	$32,829	$31,412
2024	$33,613	$33,733	$32,263
2025	$32,132	$32,250	$30,692
2025	$35,798	$35,933	$34,095
2025	$38,737	$38,885	$36,897
2025	$39,693	$39,851	$37,765

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Admiral Shares	18.09%	13.91%	14.78%
CRSP US Large Cap Index	18.14%	13.95%	14.83%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 67,179,000,000
Holdings Count | Holding	447
Advisory Fees Paid, Amount	$ 1,263,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$67,179
Number of Portfolio Holdings	447
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$1,263

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Basic Materials	1.1%
Consumer Discretionary	14.0%
Consumer Staples	3.4%
Energy	2.8%
Financials	10.8%
Health Care	9.2%
Industrials	10.8%
Real Estate	1.7%
Technology	41.9%
Telecommunications	1.8%
Utilities	2.4%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]
Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
C000007789
Shareholder Report [Line Items]
Fund Name	Large-Cap Index Fund
Class Name	Institutional Shares
Trading Symbol	VLISX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Vanguard Large-Cap Index Fund (the "Fund") for the period of January 1, 2025, to December 31, 2025.
Additional Information [Text Block]	You can find additional information about the Fund at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature. You can also request this information by contacting us at 800-662-7447.
Material Fund Change Notice [Text Block]	The report describes changes to the Fund that occurred during the reporting period.
Additional Information Phone Number	 800-662-7447
Additional Information Website	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature
Expenses [Text Block]

What were the Fund costs for the last year?

(based on a hypothetical $10,000 investment)

Share Class Name	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
Institutional Shares	$4	0.04%

Expenses Paid, Amount	$ 4
Expense Ratio, Percent	0.04%
Factors Affecting Performance [Text Block]

How did the Fund perform during the reporting period?

  For the 12 months ended December 31, 2025, the Fund performed roughly in line with its benchmark.

  The first part of the year was marked by volatility in the financial markets amid fears that U.S. tariff announcements might spark trade wars and drag down global growth. Despite these concerns, markets posted solid gains for the year, buoyed by optimism surrounding artificial intelligence, robust corporate earnings, and a more dovish monetary policy. The European Central Bank and the Bank of England each cut interest rates four times, while the Federal Reserve lowered rates three times.

  Each of the index’s 11 industry sectors posted positive returns for the 12 months. Technology, financials, and industrials contributed the most to the index’s return.

Performance Past Does Not Indicate Future [Text]	Keep in mind that the Fund's past performance does not indicate how the Fund will perform in the future.
Line Graph [Table Text Block]
	Institutional Shares	CRSP US Large Cap Index	Dow Jones U.S. Total Stock Market Float Adjusted Index
2015	$5,000,000	$5,000,000	$5,000,000
2016	$5,049,350	$5,052,798	$5,045,710
2016	$5,173,904	$5,178,066	$5,177,623
2016	$5,382,820	$5,387,169	$5,407,249
2016	$5,582,865	$5,587,350	$5,630,969
2017	$5,927,881	$5,933,285	$5,957,153
2017	$6,116,368	$6,122,614	$6,136,335
2017	$6,390,297	$6,396,730	$6,416,589
2017	$6,813,040	$6,820,405	$6,822,613
2018	$6,766,627	$6,774,620	$6,781,361
2018	$6,998,983	$7,007,425	$7,044,028
2018	$7,527,706	$7,535,981	$7,544,632
2018	$6,509,511	$6,517,408	$6,461,257
2019	$7,404,213	$7,414,455	$7,368,451
2019	$7,721,308	$7,732,468	$7,669,693
2019	$7,841,959	$7,854,374	$7,756,869
2019	$8,552,783	$8,566,402	$8,457,782
2020	$6,891,875	$6,903,154	$6,684,963
2020	$8,367,000	$8,381,466	$8,161,584
2020	$9,180,570	$9,197,250	$8,902,215
2020	$10,352,934	$10,373,142	$10,216,212
2021	$10,939,275	$10,960,665	$10,875,022
2021	$11,898,830	$11,923,165	$11,776,332
2021	$11,943,534	$11,969,809	$11,762,388
2021	$13,151,480	$13,180,645	$12,837,440
2022	$12,448,649	$12,476,708	$12,144,291
2022	$10,355,953	$10,380,049	$10,099,598
2022	$9,864,328	$9,888,141	$9,638,725
2022	$10,562,386	$10,588,527	$10,330,405
2023	$11,379,662	$11,408,218	$11,078,755
2023	$12,387,084	$12,419,530	$12,008,537
2023	$12,006,675	$12,038,382	$11,613,496
2023	$13,444,119	$13,476,585	$13,022,396
2024	$14,839,831	$14,875,993	$14,330,590
2024	$15,478,514	$15,517,379	$14,794,802
2024	$16,372,066	$16,414,585	$15,706,112
2024	$16,821,235	$16,866,268	$16,131,497
2025	$16,080,547	$16,124,748	$15,345,977
2025	$17,915,526	$17,966,431	$17,047,507
2025	$19,386,639	$19,442,652	$18,448,322
2025	$19,866,152	$19,925,400	$18,882,651

Average Annual Return [Table Text Block]
	1 Year	5 Years	10 Years
Institutional Shares	18.10%	13.92%	14.79%
CRSP US Large Cap Index	18.14%	13.95%	14.83%
Dow Jones U.S. Total Stock Market Float Adjusted Index	17.05%	13.07%	14.21%

No Deduction of Taxes [Text Block]	The graph and returns shown do not reflect taxes that a shareholder would pay on fund distributions or on the sale of fund shares.
Material Change Date		Dec. 31, 2024
Updated Performance Information Location [Text Block]	Updated performance information is available on our website at vanguard.com/performance or by calling Vanguard toll-free at 800-662-7447.
AssetsNet	$ 67,179,000,000
Holdings Count | Holding	447
Advisory Fees Paid, Amount	$ 1,263,000
InvestmentCompanyPortfolioTurnover	3.00%
Additional Fund Statistics [Text Block]

Fund Statistics (as of December 31, 2025)

Fund Net Assets (in millions)	$67,179
Number of Portfolio Holdings	447
Portfolio Turnover Rate	3%
Total Investment Advisory Fees (in thousands)	$1,263

Additional Fund Statistics Significance or Limits [Text Block]

Where can I find additional information about the Fund?

Additional information about the Fund, including its prospectus, financial information, holdings, and proxy voting information is available at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature.

Holdings [Text Block]

Portfolio Composition % of Net Assets  (as of December 31, 2025)

Basic Materials	1.1%
Consumer Discretionary	14.0%
Consumer Staples	3.4%
Energy	2.8%
Financials	10.8%
Health Care	9.2%
Industrials	10.8%
Real Estate	1.7%
Technology	41.9%
Telecommunications	1.8%
Utilities	2.4%
Other Assets and Liabilities—Net	0.1%

This table reflects the Fund's investments, including short-term investments, derivatives and other assets and liabilities.

Material Fund Change [Text Block]

How has the Fund changed?

Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was reduced.

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Material Fund Change Expenses [Text Block]	Subsequent to the Fund's fiscal year end, the expense ratio for the Institutional Share class was reduced.
Summary of Change Legend [Text Block]

This is a summary of certain changes to the Fund since December 31, 2024. For more complete information, you may review the Fund’s next prospectus, which we expect to be available by April 30, 2026, at https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature or upon request at 800-662-7447.

Updated Prospectus Phone Number	800-662-7447
Updated Prospectus Web Address	https://personal1.vanguard.com/ngf-next-gen-form-webapp/fund-literature